Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Cash equivalents
Federal deposit insurance					0	1,988,139
Accounts receivable	$ 34,454		$ 34,454		157,082	37,243
Allowance for accounts receivable
Inventory reserves
Asset impairment charge
Shipping and handling costs					21,603	10,366
Sales taxes					3,329	5,132
Research and development costs	59,196	$ 67,747	104,868	$ 127,978	269,077	97,479
Advertising expenses					$ 364,306	84,317
Minimum percentage of income tax benefit					50.00%
Unrecognized tax benefit
Right-to-use asset	26,298		26,298
Lease liability	$ 26,298		$ 26,298
Subsequent Event [Member] | Accounting Standards Update 2016-02 [Member]
Right-to-use asset							$ 35,000
Lease liability							$ 35,000
Maximum [Member]
Federal deposit insurance					$ 250,000